Assets held for sale and Discontinued operations (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets classified as held for sale
Cash and cash equivalents	R$ 4,161,939	R$ 5,634,623
Trade accounts receivable	3,962,702	3,761,170
Inventories	136,324	174,726
Judicial deposits	394,364	634,712
Other receivables	3,507,960	2,819,255
Contract assets	283,896	284,616
Property, plant and equipment	8,516,697	10,825,421
Intangible assets	16,623,610	11,170,089
Right-of-use assets	308,983	252,600
Assets held for sale	1,881,826	1,462,929
Liabilities associated with assets classified as held for sale
Payroll, social charges and accruals	411,102	927,538
Accounts payable to suppliers	2,324,423	2,154,430
Other taxes due	302,345	346,083
Debentures	2,025,110	1,225,649
Dividend payable	3,878	464,147
Post-employment benefits	95,383	85,833
Lease liability	328,506	270,442	R$ 273,756
Provisions for legal claims	956,696	1,492,916	R$ 2,037,599
Other accounts payable	1,199,195	537,810
H P P Colider [Member]
Assets classified as held for sale
Cash and cash equivalents	0
Trade accounts receivable	0
Inventories	0
Current recoverable taxes and deferred taxes	0
Judicial deposits	0
Other receivables	0
Contract assets	0
Property, plant and equipment	1,602,581
Intangible assets	16,762
Right-of-use assets	0
Assets held for sale	1,619,343
Liabilities associated with assets classified as held for sale
Payroll, social charges and accruals	0
Accounts payable to suppliers	0
Other taxes due	0
Loans and financing	484,981
Debentures	0
Dividend payable	0
Related parties	32,505
Post-employment benefits	0
Lease liability	0
Provisions for legal claims	0
Other accounts payable	0
Liabilities associated with assets classified as held for sale	517,486
Small generation assets [Member]
Assets classified as held for sale
Cash and cash equivalents	13
Trade accounts receivable	0
Inventories	0
Current recoverable taxes and deferred taxes	0
Judicial deposits	0
Other receivables	0
Contract assets	0
Property, plant and equipment	245,844
Intangible assets	16,626
Right-of-use assets	0
Assets held for sale	262,483
Liabilities associated with assets classified as held for sale
Payroll, social charges and accruals	0
Accounts payable to suppliers	0
Other taxes due	0
Loans and financing	22,695
Debentures	0
Dividend payable	0
Related parties	280
Post-employment benefits	0
Lease liability	0
Provisions for legal claims	951
Other accounts payable	0
Liabilities associated with assets classified as held for sale	23,926
Companhia Paranaense de Gas Compagas [Member]
Assets classified as held for sale
Cash and cash equivalents	101,437
Trade accounts receivable	82,954
Inventories	5,383
Current recoverable taxes and deferred taxes	5,334
Judicial deposits	61
Other receivables	74,083
Contract assets	44,039
Property, plant and equipment	0
Intangible assets	709,626
Right-of-use assets	11,489
Assets held for sale	1,034,406
Liabilities associated with assets classified as held for sale
Payroll, social charges and accruals	9,452
Accounts payable to suppliers	58,010
Other taxes due	51,325
Loans and financing	0
Debentures	284,202
Dividend payable	11,914
Related parties	0
Post-employment benefits	8,608
Lease liability	11,573
Provisions for legal claims	16,431
Other accounts payable	48,710
Liabilities associated with assets classified as held for sale	500,225
U E G A [Member]
Assets classified as held for sale
Cash and cash equivalents	22,354
Trade accounts receivable	0
Inventories	0
Current recoverable taxes and deferred taxes	112,025
Judicial deposits	41
Other receivables	317
Contract assets	0
Property, plant and equipment	293,751
Intangible assets	35
Right-of-use assets	0
Assets held for sale	428,523
Liabilities associated with assets classified as held for sale
Payroll, social charges and accruals	702
Accounts payable to suppliers	3,608
Other taxes due	277
Loans and financing	0
Debentures	0
Dividend payable	8,109
Related parties	0
Post-employment benefits	718
Lease liability	0
Provisions for legal claims	10,935
Other accounts payable	8,690
Liabilities associated with assets classified as held for sale	33,039
Consolidated [Member]
Assets classified as held for sale
Cash and cash equivalents	13	123,791
Trade accounts receivable	0	82,954
Inventories	0	5,383
Current recoverable taxes and deferred taxes	0	117,359
Judicial deposits	0	102
Other receivables	0	74,400
Contract assets	0	44,039
Property, plant and equipment	1,848,425	293,751
Intangible assets	33,388	709,661
Right-of-use assets	0	11,489
Assets held for sale	1,881,826	1,462,929
Liabilities associated with assets classified as held for sale
Payroll, social charges and accruals	0	10,154
Accounts payable to suppliers	0	61,618
Other taxes due	0	51,602
Loans and financing	507,676	0
Debentures	0	284,202
Dividend payable	0	20,023
Related parties	32,785	0
Post-employment benefits	0	9,326
Lease liability	0	11,573
Provisions for legal claims	951	27,366
Other accounts payable	0	57,400
Liabilities associated with assets classified as held for sale	R$ 541,412	R$ 533,264